Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Jun. 30, 2022	Dec. 31, 2021
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 19.9847	$ 20.5835
Japanese yen [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	0.1466	0.1789
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	24.3531	27.8834
Euro [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	21.0219	23.4086
Swiss francs [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 20.888	$ 22.5924